Revenues from Contracts with Customers (Tables)	6 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue

Revenues from contracts with customers, and other sources of revenue for the six and three months ended September 30, 2018 are as follows;

Millions of yen
Six months ended in September 30, 2018
Revenues from contracts with customers	¥727,356
Other revenues*	534,658

Total revenues	¥1,262,014

Millions of yen
Three months ended in September 30, 2018
Revenues from contracts with customers	¥379,506
Other revenues*	278,591

Total revenues	¥658,097

Summary of Balances from Contracts with Customers

Balances from contracts with customers

	Millions of yen
	April 1, 2018	September 30, 2018
Trade Notes, Accounts and Other Receivable	¥154,590	¥143,175
Contract assets (Included in Other Assets)	¥1,058	¥2,145
Contract liabilities (Included in Other Liabilities)	¥45,545	¥46,032